UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Atticus Capital, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY  10019


13F File Number: 28-06684


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy R. Barakett
Title:  Chief Executive Officer
Phone:  (212) 373-0800


Signature, Place and Date of Signing:


/s/ Timothy R. Barakett            New York, New York              5/24/04
-----------------------        -----------------------       ------------------
       [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: $503,745
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8


                               TITLE OF                     VALUE      SHRS OR     SH/  PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)    PRN AMT     PRN  CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                 -----           -----       --------    -------     ---  ----   ----------  ----   ----  ------  ----

ALCAN INC                      Common Stock    013716105   63,978      1,428,400   SH   CALL   SOLE        NONE   SOLE
ALCOA INC                      Common Stock    013817101    3,469        100,000   SH   CALL   SOLE        NONE   SOLE
BEA SYSTEM                     Common Stock    073325102      636         50,000   SH   CALL   SOLE        NONE   SOLE
BRISTOL MYERS SQUIBB           Common Stock    110122108   18,173        750,000   SH   CALL   SOLE        NONE   SOLE
CAREMARK                       Common Stock    141705103    6,650        200,000   SH   CALL   SOLE        NONE   SOLE
CHARTER COMMUNICATIONS INC     CL A            16117M107      590        125,000   SH   CALL   SOLE        NONE   SOLE
CIRCUIT CITY STORES INC        Common Stock    172737108      678         60,000   SH   PUT    SOLE        NONE   SOLE
CITIGROUP                      Common Stock    172967101    5,170        100,000   SH   PUT    SOLE        NONE   SOLE
DANA CORP                      Common Stock    235811106    1,986        100,000   SH   CALL   SOLE        NONE   SOLE
DEUTSCHE BANK AG               Common Stock    D18190898      835          1,000   SH          SOLE        NONE   SOLE
DEUTSCHE BANK AG               Common Stock    D18190898    2,087         25,000   SH   CALL   SOLE        NONE   SOLE
DISNEY (WALT) HOLDING CO.      Common Stock    254687106   66,848      2,675,000   SH   CALL   SOLE        NONE   SOLE
ECHOSTAR COM CORP              CL A            278762109    3,275        100,000   SH   CALL   SOLE        NONE   SOLE
ELI LILLY                      Common Stock    532457108    6,690        100,000   SH   CALL   SOLE        NONE   SOLE
ELI LILLY                      Common Stock    532457108    6,690        100,000   SH   PUT    SOLE        NONE   SOLE
FIRST DATA CORP                Common Stock    319963104    2,108         50,000   SH   CALL   SOLE        NONE   SOLE
FOREST LABORATORIES INC        Common Stock    345838106    1,791         25,000   SH   PUT    SOLE        NONE   SOLE
FREMONT GENERAL CORP           Common Stock    357288109      979         32,000   SH   CALL   SOLE        NONE   SOLE
GEORGIA PAC CORP               Common Stock    373298108    6,738        200,000   SH   CALL   SOLE        NONE   SOLE
GENERAL MILLS                  Common Stock    370334104    4,668        100,000   SH   CALL   SOLE        NONE   SOLE
HALLIBURTON HOLDING CO         Common Stock    406216101   12,156        400,000   SH   CALL   SOLE        NONE   SOLE
HARTFORD FINANCIAL SVCS GRP    Common Stock    416515104   14,778        232,000   SH   CALL   SOLE        NONE   SOLE
IMC GLOBAL INC                 Common Stock    449669100    2,145        150,000   SH   CALL   SOLE        NONE   SOLE
INTEL CORP                     Common Stock    458140100    4,080        150,000   SH   CALL   SOLE        NONE   SOLE
INTERACTIVE                    Common Stock    45840Q101    5,535        175,000   SH   CALL   SOLE        NONE   SOLE
INTERNATIONAL PAPER            Common Stock    460146103    4,226        100,000   SH   CALL   SOLE        NONE   SOLE
INTERSIL CORP                  CL A            46069S109    3,903        175,000   SH   CALL   SOLE        NONE   SOLE
KMART HOLDING CORP             Common Stock    498780105   59,752      1,440,500   SH   CALL   SOLE        NONE   SOLE
LEUCADIA NATIONAL CORP         Common Stock    527288104    4,262         80,000   SH   CALL   SOLE        NONE   SOLE
LOCKHEED MARTIN CORP           Common Stock    539830109    4,564        100,000   SH   CALL   SOLE        NONE   SOLE
MATERIALS SELECT SECTOR SPDR   Common Stock    81369Y100    7,839        300,000   SH   CALL   SOLE        NONE   SOLE
MICROSOFT                      Common Stock    594918104    3,740        150,000   SH   CALL   SOLE        NONE   SOLE
OSI PHARMACEUTICALS INC        Common Stock    671040103    1,344         35,000   SH   CALL   SOLE        NONE   SOLE
PEOPLESOFT INC                 Common Stock    712713106    2,774        150,000   SH   CALL   SOLE        NONE   SOLE
PEOPLESOFT INC                 Common Stock    712713106    6,102        330,000   SH   PUT    SOLE        NONE   SOLE
PFIZER INC.                    Common Stock    717081103    3,505        100,000   SH   CALL   SOLE        NONE   SOLE
RR DONNELLEY & SONS CO         Common Stock    257867101    2,148         71,000   SH   CALL   SOLE        NONE   SOLE
SCHERING PLOUGH                Common Stock    806605101      811         50,000   SH   CALL   SOLE        NONE   SOLE
SEARS ROEBUCK & CO             Common Stock    812387108   13,962        325,000   SH   CALL   SOLE        NONE   SOLE
TEEKAY SHIPPING                Common Stock    Y8564W103    2,928         85,000   SH   CALL   SOLE        NONE   SOLE
TENET HEALTHCARE               Common Stock    88033G100    2,232        200,000   SH   CALL   SOLE        NONE   SOLE
TEVA PHARMACEUTICALS           ADR             881624209    3,409         53,800   SH   CALL   SOLE        NONE   SOLE
TV AZTECA SA                   Sponsored ADR   901145102    3,749        398,000   SH   CALL   SOLE        NONE   SOLE
TYSON FOODS INC.               CL A            902494103   63,800      3,534,600   SH   CALL   SOLE        NONE   SOLE
VERIZON COMMUNICATIONS         Common Stock    92343V104   24,160        661,200   SH   CALL   SOLE        NONE   SOLE
WCI COMMUNITIES INC            Common Stock    92923C104    2,503        100,000   SH   CALL   SOLE        NONE   SOLE
WEYERHAUSER CO                 Common Stock    962166104   39,300        600,000   SH   CALL   SOLE        NONE   SOLE
                                                  TOTAL   503,745



02090.0001 #488353